Organization, Business Operation and Liquidity (Details)					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 20, 2023 USD ($) $ / shares shares	Jan. 19, 2023 USD ($) $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Mar. 22, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 18, 2023 USD ($)	May 10, 2023 USD ($)	Jan. 03, 2023 USD ($)	Sep. 07, 2022 USD ($)
Organization, Business Operation And Liquidity [Line Items]
Number of businesses				1			1
Shares issued price per share (in Dollars per share) | $ / shares		$ 10			$ 10.2	$ 10.2	$ 10.2
Transaction costs							$ 16,664,843
Underwriting commissions						$ 3,173,059	3,173,059
Deferred underwriting fee payable					$ 12,100,000	12,100,000	12,100,000
Offering costs					$ 16,664,843	$ 16,664,843	$ 16,664,843
Assets held in the trust account percentage						80.00%	80.00%
Interest paid						$ 100,000	$ 100,000
Business combination redeem to public shares					100.00%	100.00%
Net tangible assets							5,000,001
Months to complete acquisitions					21 months
Business days					10 days	10 days
Combination period, after extensions	24 months	21 months
Deposit in trust account		$ 165,000
Number of public shares exercised (in Shares) | shares	339,914	19,949,665			19,949,665
Amount removed from the trust account to pay holders	$ 3,800,000	$ 206,500,000			$ 206,500,000
Redemption price per public share (in Dollars per share) | $ / shares	$ 11.13	$ 10.35			$ 10.35
Amount remain in the trust account	$ 30,170,000	$ 31,500,000			$ 33,058,050	$ 30,733,473	237,987,893	$ 234,604,006
Additional extension period	1 year	1 year
Deposit into Company's Trust Account for each one-month extension	$ 90,000
Public share outstanding price (in Dollars per share) | $ / shares	$ 0.03
Number of public shares outstanding (in Shares) | shares	2,710,421	3,050,335			3,050,335
Cash held outside the trust account						23,213
Sale of founder shares								$ 7,475,000
Cash held outside the trust account					$ 50,274	23,213	10,436
Business combination				1
Transaction costs					16,664,843
Underwriting commissions					3,173,059
Other cash offering costs					$ 1,391,784
Condition for future business combination use of proceeds percentage					80
Percentage of controlling interest					50
Pay dissolution expense			$ 100,000		$ 100,000		100,000
Business days					2 years
Net tangible assets					$ 5,000,001
Maximum number of Times for extend the date		(6)
Drawn and outstanding					500,000	$ 500,000	$ 500,000
Innovative International Sponsor I LLC [Member]
Organization, Business Operation And Liquidity [Line Items]
Acquires percentage						50.00%	50.00%
Unsecured promissory note
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount	$ 180,000
Amount drawn under first and second extension notes						$ 657,625
Promissory notes - related party					$ 1,495,000	$ 3,027,625
Unsecured Convertible Promissory Note [Member]
Organization, Business Operation And Liquidity [Line Items]
Drawn and outstanding							$ 500,000
IPO [Member]
Organization, Business Operation And Liquidity [Line Items]
Number of units (in Shares) | shares			23,000,000
Shares issued price per share (in Dollars per share) | $ / shares		$ 10	$ 10			$ 10.2	$ 10.2
Sale of private placement warrants (in Shares) | shares					25,000		25,000
Offering costs						$ 1,391,784	$ 1,391,784
Interest paid						100,000	$ 100,000
Business combination redeem to public shares							100.00%
Months to complete acquisitions					21 months
Sale of founder shares						25,000
Pay dissolution expense					$ 100,000
IPO [Member] | Ordinary Shares [Member]
Organization, Business Operation And Liquidity [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares			$ 10
Private Placement [Member]
Organization, Business Operation And Liquidity [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares					$ 10.2
Private Placement [Member] | Private Placement Warrants [Member]
Organization, Business Operation And Liquidity [Line Items]
Sale of private placement warrants (in Shares) | shares			1,060,000
Public Share [Member]
Organization, Business Operation And Liquidity [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares		$ 0.055
Net tangible assets						5,000,001	$ 5,000,001
Innovative International Sponsor I LLC [Member] | IPO [Member]
Organization, Business Operation And Liquidity [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares			$ 10
Liquidity and Capital Resources [Member]
Organization, Business Operation And Liquidity [Line Items]
Cash held outside the trust account							$ 10,436
Innovative International Sponsor I LLC [Member]
Organization, Business Operation And Liquidity [Line Items]
Transaction costs						16,664,843
Series of Individually Immaterial Business Acquisitions [Member]
Organization, Business Operation And Liquidity [Line Items]
Net tangible assets						$ 5,000,001
Series of Individually Immaterial Business Acquisitions [Member] | IPO [Member]
Organization, Business Operation And Liquidity [Line Items]
Months to complete acquisitions						24 months
Business Combination [Member]
Organization, Business Operation And Liquidity [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares					$ 10.2
Months to complete acquisitions					21 months
Cash held outside the trust account		$ 50,274
Net tangible assets					$ 5,000,001
Sponsor [Member]
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount		990,000
Sponsor [Member] | Extension Note [Member]
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount		$ 990,000			$ 990,000	$ 990,000
Sponsor [Member] | Unsecured promissory note
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount	180,000								$ 500,000
Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount										$ 500,000
Convertible promissory note												$ 500,000
Sponsor [Member] | Private Placement [Member]
Organization, Business Operation And Liquidity [Line Items]
Price per share (in Dollars per share) | $ / shares			10
Price per share (in Dollars per share) | $ / shares			$ 10
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Organization, Business Operation And Liquidity [Line Items]
Sale of private placement warrants (in Shares) | shares			1,060,000
Price per share (in Dollars per share) | $ / shares			$ 10
Sponsor [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Unsecured promissory note
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount									500,000
Ananda Trust [Member] | Unsecured promissory note
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount											$ 500,000
Ananda Trust [Member] | Unsecured Convertible Promissory Note [Member]
Organization, Business Operation And Liquidity [Line Items]
Aggregate amount	$ 180,000								$ 500,000	$ 500,000	$ 500,000
Convertible promissory note												$ 500,000